PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepayment Deposits And Other Receivables
PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

4. PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Prepaid expenses	73,375	37,488
Other receivables	115,707	34,821
Other deposits	36,642	36,298
Purchase in advance	29,207	37,626
Total	$254,931	$146,233

Prepaid expenses include website domain, third party software maintenance and subscription, OTC Markets fee, employee and motor vehicle insurance.

Other receivables include receivables from service tax and management of car park for director and employees.

Other deposits primarily include deposit of the tenancy agreement and deposit made for security deposit for renovation and car park deposit.

Purchase in advance consist of monies paid to supplier but have yet to receive the products or services from the suppliers.

5. PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

	As of December 31, 2024	As of December 31, 2023
Prepaid expenses	$37,488	$34,717
Other receivables	34,821	33,578
Other deposits	36,298	30,952
Purchase in advance	37,626	14,886
Total	$146,233	$114,133

Prepaid expenses include website domain, third party software maintenance and subscription, rental, employee and motor vehicle insurance.

Other receivables include receivables from service tax and management of car park for director and employees.

Other deposits primarily include deposit of the tenancy agreement and deposit made for security deposit for renovation and car park deposit.

Purchase in advance consist of monies paid to supplier but have yet to receive the products or services from the suppliers.